Subsequent Events	12 Months Ended
Dec. 31, 2018
SUBSEQUENT EVENTS [Abstract]
Subsequent Events

24. SUBSEQUENT EVENTS

On March 15, 2019, Changyou’s board of directors approved a plan for Changyou to cease operation of RaidCall. The shutdown of RaidCall will not be recorded as a discontinued operation, and Changyou does not expect to incur additional expenses for RaidCall, other than out-of-pocket expenses in connection with the shutdown process.